SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were issued. Other than as set forth below, there were no material subsequent events that required recognition or additional disclosure in the unaudited condensed consolidated financial statements presented.

Intellectual Property Co-Ownership Acquisition — QIKBIM System

On March 31, 2026, Office for Fine Architecture Limited, a wholly-owned subsidiary of the Company (the “Buyer”), entered into an Intellectual Property Assignment and Co-Ownership Agreement (the “Agreement”) with Alan To AI Consultancy Co. Limited (the “Seller”), pursuant to which the Buyer acquired a 50% undivided co-ownership interest in certain intellectual property relating to the QIKBIM system, including rights relating to the United States and Hong Kong standards adaptation and commercialization versions thereof (the “Acquired IP”).

The aggregate purchase price for the Acquired IP is $17,500,000. Prior payments made by the Buyer and its affiliates to the Seller in the aggregate amount of $11,994,800 have been credited against the purchase price. The remaining consideration consists of: (i) a final installment of $2,998,700 due on or before December 31, 2026; (ii) supplemental consideration of $2,506,500 due on or before December 31, 2026; and (iii) an escrow deposit of $880,000, which constitutes part of, and not in addition to, the purchase price and will be credited against the supplemental consideration upon release to the Seller. Any unpaid amounts will accrue simple interest at 3% per annum, or the maximum rate permitted by applicable law, whichever is lower. Any delay or failure to pay does not rescind or reverse the assignment of the Acquired IP.

Notwithstanding the 50/50 co-ownership structure, the Buyer holds sole and final authority over all operational, technical, strategic, and commercial matters relating to the Acquired IP and the QIKBIM business, including product roadmap, technical architecture, pricing, licensing, sublicensing, and data governance. The Seller’s consent rights are limited to narrowly defined fundamental matters. The Agreement also restricts the Seller’s ability to transfer its retained interest, grant licenses, or compete with the QIKBIM business using the Acquired IP.

The Agreement grants the Buyer an irrevocable option to acquire all or any portion of the Seller’s retained 50% interest upon the occurrence of specified events, including material breaches, prohibited transfers, insolvency events relating to the Seller, or events materially impairing the Buyer’s practical control of the Acquired IP.

Net monetization proceeds from the Acquired IP will be allocated 50% to the Buyer and 50% to the Seller, subject to the Buyer’s prior recovery of certain buyer-funded development amounts. The Buyer controls all invoicing, collection, accounting, and remittance with respect to the Acquired IP and related business. In addition, the Seller has agreed to provide transition and technical support services, including bug fixes, maintenance, and knowledge transfer, for a period of 24 months following the effective date of the Agreement.

Real World Asset Tokenization Service Agreement

On March 31, 2026, the Company entered into a Real World Asset Tokenization Service Agreement (the “Agreement”) with MD Queens Development LLC, or its designated special purpose vehicle (collectively, the “Real World Asset”), in connection with a mixed-use real estate development project located in Long Island City, New York.

Pursuant to the Agreement, the Company will provide blockchain-based tokenization infrastructure and technology services through its Hearth RWA platform. Such services include the design and technical creation of digital tokens, development and deployment of smart contracts, digital asset registry infrastructure, integration of project-related documentation, and implementation of compliance-enabled technical features.

The Company is entitled to receive an aggregate platform technology fee of $15,000,000, payable in two milestone-based installments: (i) 50% upon execution of the Agreement and delivery of initial platform architecture and configuration materials, and (ii) the remaining 50% upon initiation of smart contract deployment, platform infrastructure setup, token issuance configuration, and full platform integration. The fee represents compensation solely for technology and tokenization infrastructure services and is not contingent upon the success of any capital raising, token sale, or investment activity associated with the Project.

The Company’s role under the Agreement is limited to technology infrastructure and platform services. The Company will not act as an issuer, broker-dealer, placement agent, investment adviser, or fundraising intermediary in connection with the Project or any related digital assets. The Real World Asset retains sole responsibility for securities law compliance, offering structure, and investor-related activities.

NOTE 13. SUBSEQUENT EVENTS

Initial Public Offering

On May 22, 2025, the Company consummated its initial public offering (“IPO”) of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, generating gross proceeds to the Company of $15 million before deducting underwriting discounts and offering expenses. The Company’s Registration Statement on Form F-1 (File No. 333-285103) for the IPO, originally filed with the U.S. Securities and Exchange Commission on February 21, 2025, as amended, was declared effective by the Commission on May 15, 2025.

Acquisition of Subsidiaries

On June 27, 2025, the Company entered into non-binding agreements to acquire 60% of the equity interest in RateDNA Inc., Aspire Homes Realty Inc., and Neekee Inc. (together, the “Target Companies”).

Aspire Homes Realty Inc., formerly known as Sala Homes & Associates Inc., was incorporated under the laws of the State of California, United States. The Company is primarily engaged in providing residential and commercial real estate brokerage services, including property sales, leasing, and advisory services to clients in the San Jose metropolitan area and surrounding regions.

RateDNA Inc. is a direct private money lender based in the San Francisco Bay Area, primarily focused on providing fast-turnaround financing solutions for 1-to-4 unit residential properties. The company specializes in customized loan structures and aims to fund transactions within one week to meet urgent capital needs.

Neekee Inc. is a property management and real estate services company based in San Jose, California. It provides a range of services to homeowners and real estate investors, including leasing support, maintenance coordination, and tenant management solutions.

Upon completion of the transactions, the Company will obtain significant control over the Target Companies, and as a result, expects to consolidate their financial results in its consolidated financial statements in accordance with U.S. GAAP.